FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Schedule of Fair Value Measurements) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments
Marketable securities		23,005
Investments in joint ventures
Currency forward contract
Assets, fair value disclosure		23,005
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	10,000
Marketable securities
Investments in joint ventures
Currency forward contract	(1,188)
Assets, fair value disclosure	8,812
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments
Marketable securities
Investments in joint ventures	68,363	51,382
Currency forward contract
Assets, fair value disclosure	68,363	51,382
Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	10,000
Marketable securities		23,005
Investments in joint ventures	68,363	51,382
Currency forward contract	(1,188)
Assets, fair value disclosure	$ 77,175	$ 74,387